Note 3 - Securities Available For Sale (Details) - Summary of Securities Available for Sale (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage-backed securities:
Amortized cost	$ 108,687	$ 85,584
Gross Unrealized Gains	326	766
Gross Unrealized Losses	(1,057)	(459)
Avaiable-for-sale Securities Fair Value	107,956	85,891
FHLMC [Member] | Mortgage-backed Securities [Member]
Mortgage-backed securities:
Amortized cost	2,749	5,669
Gross Unrealized Gains	183	294
Gross Unrealized Losses	0	0
Avaiable-for-sale Securities Fair Value	2,932	5,963
FNMA [Member] | Mortgage-backed Securities [Member]
Mortgage-backed securities:
Amortized cost	2,150	4,076
Gross Unrealized Gains	131	301
Gross Unrealized Losses	0	0
Avaiable-for-sale Securities Fair Value	2,281	4,377
FNMA [Member] | Collateralized Mortgage Obligations [Member]
Mortgage-backed securities:
Amortized cost		80
Gross Unrealized Gains		1
Gross Unrealized Losses		0
Avaiable-for-sale Securities Fair Value		81
U.S. Government Agency Obligations [Member] | Other Marketable Securities [Member]
Mortgage-backed securities:
Amortized cost	103,030	75,059
Gross Unrealized Gains	1	170
Gross Unrealized Losses	(637)	(4)
Avaiable-for-sale Securities Fair Value	102,394	75,225
Corporate Preferred Stock [Member] | Other Marketable Securities [Member]
Mortgage-backed securities:
Amortized cost	700	700
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(420)	(455)
Avaiable-for-sale Securities Fair Value	280	245
Corporate Equity Securities [Member] | Other Marketable Securities [Member]
Mortgage-backed securities:
Amortized cost	58
Gross Unrealized Gains	11
Gross Unrealized Losses	0
Avaiable-for-sale Securities Fair Value	69
Mortgage-backed Securities [Member]
Mortgage-backed securities:
Amortized cost	4,899
Gross Unrealized Gains	314
Gross Unrealized Losses	0
Avaiable-for-sale Securities Fair Value	5,213
Other Marketable Securities [Member]
Mortgage-backed securities:
Amortized cost	103,788	75,759
Gross Unrealized Gains	12	170
Gross Unrealized Losses	(1,057)	(459)
Avaiable-for-sale Securities Fair Value	102,743	75,470
Mortgage Backed Securities And Collateralized Mortgage Obligations [Member]
Mortgage-backed securities:
Amortized cost		9,825
Gross Unrealized Gains		596
Gross Unrealized Losses		0
Avaiable-for-sale Securities Fair Value		$ 10,421